UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4551

Smith Barney Equity Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: April 30, 2005

ITEM 1.    SCHEDULE OF INVESTMENTS

SMITH BARNEY EQUITY FUNDS

SMITH BARNEY SOCIAL AWARENESS FUND

FORM N-Q

APRIL 30, 2005

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited)	April 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 75.9%
CONSUMER DISCRETIONARY - 10.8%
Distributors - 0.6%
74,600	CarMax, Inc. (a)	$2,035,088

Hotels, Restaurants & Leisure - 0.7%
58,800	Wendy’s International, Inc.	2,524,284

Media - 4.9%
36,400	Clear Channel Communications, Inc.	1,162,616
23,400	The McGraw-Hill Cos., Inc.	2,037,672
403,400	News Corp., Class A Shares	6,163,952
270,400	Time Warner Inc. (a)	4,545,424
59,600	Tribune Co.	2,300,560
38,800	Viacom Inc., Class B Shares	1,343,256

		17,553,480

Multiline Retail - 2.5%
59,100	Costco Wholesale Corp.	2,398,278
96,700	Family Dollar Stores, Inc.	2,608,966
82,700	Target Corp.	3,838,107

		8,845,351

Specialty Retail - 2.1%
35,300	Bed Bath & Beyond Inc. (a)	1,313,513
102,800	The Home Depot, Inc.	3,636,036
51,600	Lowe’s Cos., Inc.	2,688,876

		7,638,425

	TOTAL CONSUMER DISCRETIONARY	38,596,628

CONSUMER STAPLES - 8.7%
Beverages - 1.2%
75,800	PepsiCo, Inc.	4,217,512

Food & Drug Retailing - 2.6%
56,700	CVS Corp.	2,924,586
179,800	Sysco Corp.	6,221,080

		9,145,666

Food Products - 1.1%
150,000	ConAgra Foods, Inc.	4,012,500

Household Products - 1.7%
99,400	Kimberly-Clark Corp.	6,207,530

Personal Products - 2.1%
79,400	Colgate-Palmolive Co.	3,953,326
70,000	The Gillette Co.	3,614,800

		7,568,126

	TOTAL CONSUMER STAPLES	31,151,334

ENERGY - 3.0%
Energy Equipment & Services - 0.5%
31,700	GlobalSantaFe Corp.	1,065,120
15,500	Noble Corp.	788,950

		1,854,070

Oil & Gas - 2.5%
147,972	BP PLC, Sponsored ADR	9,011,495

	TOTAL ENERGY	10,865,565

See Notes to Schedule of Investments.

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 12.2%
Banks - 4.7%
83,600	Comerica, Inc.	$4,786,936
105,700	Wells Fargo & Co.	6,335,658
80,600	Zions Bancorporation	5,644,418

		16,767,012

Diversified Financials - 5.4%
101,700	American Express Co.	5,359,590
43,100	Freddie Mac	2,651,512
139,132	JPMorgan Chase & Co.	4,937,795
10,600	Lehman Brothers Holdings, Inc.	972,232
44,000	Merrill Lynch & Co., Inc.	2,372,920
54,300	Morgan Stanley	2,857,266

		19,151,315

Insurance - 2.1%
52,425	American International Group, Inc.	2,665,811
20	Berkshire Hathaway Inc., Class A Shares (a)	1,687,000
23,100	The Hartford Financial Services Group, Inc.	1,671,747
43,800	Nationwide Financial Services	1,551,834

		7,576,392

	TOTAL FINANCIALS	43,494,719

HEALTHCARE - 13.4%
Biotechnology - 2.0%
111,700	Amgen Inc. (a)	6,502,057
13,300	Biogen Idec Inc. (a)	481,992

		6,984,049

Healthcare Equipment & Supplies - 3.2%
80,500	Baxter International, Inc.	2,986,550
115,100	Boston Scientific Corp. (a)	3,404,658
66,800	Guidant Corp.	4,948,544

		11,339,752

Healthcare Providers & Services - 0.6%
17,700	WellPoint Inc. (a)	2,261,175

Pharmaceuticals - 7.6%
102,500	Eli Lilly & Co.	5,993,175
91,600	Johnson & Johnson	6,286,508
58,200	Merck & Co., Inc.	1,972,980
147,600	Pfizer Inc.	4,010,292
150,800	Schering-Plough Corp.	3,147,196
154,600	Teva Pharmaceutical Industries Ltd., Sponsored ADR	4,829,704
34,500	Watson Pharmaceuticals, Inc. (a)	1,035,000

		27,274,855

	TOTAL HEALTHCARE	47,859,831

INDUSTRIALS - 9.5%
Air Freight & Logistics - 1.2%
58,400	United Parcel Service, Inc., Class B Shares	4,164,504

See Notes to Schedule of Investments.

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE
Airlines - 1.0%
250,962	Southwest Airlines Co.	$3,734,315

Commercial Services & Supplies - 2.1%
98,200	Automatic Data Processing, Inc.	4,265,808
64,500	Avery Dennison Corp.	3,376,575

		7,642,383

Industrial Conglomerates - 2.5%
34,400	3M Co.	2,630,568
198,700	Tyco International Ltd.	6,221,297

		8,851,865

Machinery - 2.7%
126,000	Danaher Corp.	6,379,380
40,700	Illinois Tool Works, Inc.	3,411,474

		9,790,854

	TOTAL INDUSTRIALS	34,183,921

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 2.1%
250,600	Cisco Systems, Inc. (a)	4,330,368
75,800	Motorola, Inc.	1,162,772
128,400	Nokia Oyj, Sponsored ADR	2,051,832

		7,544,972

Computers & Peripherals - 4.1%
163,800	Dell Inc. (a)	5,705,154
218,700	EMC Corp. (a)	2,869,344
46,000	International Business Machines Corp.	3,513,480
94,800	Network Appliance, Inc. (a)	2,524,524

		14,612,502

Electronic Equipment & Instruments - 0.4%
67,200	Agilent Technologies, Inc. (a)	1,394,400

Internet Software & Services - 0.8%
133,000	IAC/InterActive Corp. (a)	2,891,420

IT Consulting & Services - 0.4%
61,600	Accenture Ltd., Class A Shares (a)	1,336,720

Semiconductor Equipment & Products - 1.4%
140,100	Intel Corp.	3,295,152
61,800	Texas Instruments Inc.	1,542,528

		4,837,680

Software - 1.0%
299,800	Oracle Corp. (a)	3,465,688

	TOTAL INFORMATION TECHNOLOGY	36,083,382

MATERIALS - 4.1%
Chemicals - 2.0%
43,500	Air Products and Chemicals, Inc.	2,554,755
95,800	Huntsman Corp. (a)	2,015,632
57,800	Praxair, Inc.	2,706,774

		7,277,161

See Notes to Schedule of Investments.

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES		SECURITY	VALUE
Metal & Mining - 1.5%
182,400		Alcoa Inc.	$5,293,248

Paper & Forest Products - 0.6%
57,700		International Paper Co.	1,978,533

		TOTAL MATERIALS	14,548,942

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
116,900		BellSouth Corp.	3,096,681
92,600		SBC Communications Inc.	2,203,880
114,700		Verizon Communications Inc.	4,106,260

		TOTAL TELECOMMUNICATION SERVICES	9,406,821

UTILITIES - 1.4%
Electric Utilities - 1.4%
39,800		FPL Group, Inc.	1,624,636
57,600		PG&E Corp.	1,999,872
44,100		The Southern Co.	1,453,095

		TOTAL UTILITIES	5,077,603

		TOTAL COMMON STOCK
		(Cost - $204,605,105)	271,268,746

FACE AMOUNT
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.7%
$3,000,000		Federal Home Loan Mortgage Corp. Notes, 3.500% due 9/15/07	2,977,140
		Federal National Mortgage Association, Notes:
3,500,000		4.375% due 9/15/12	3,494,641
2,000,000		4.625% due 10/15/14	2,011,782
		U.S. Treasury Bonds:
2,000,000		7.500% due 11/15/16	2,569,688
1,500,000		7.125% due 2/15/23	1,958,790
2,000,000		6.000% due 2/15/26	2,367,110
		U.S. Treasury Notes:
2,000,000		6.500% due 2/15/10	2,226,954
1,500,000		5.000% due 8/15/11	1,584,082
1,000,000		4.250% due 11/15/14	1,003,594

		TOTAL U. S. GOVERNMENT & AGENCY OBLIGATIONS
		(Cost - $19,791,489)	20,193,781

	RATING(b)
CORPORATE BONDS & NOTES - 10.8%
CONSUMER DISCRETIONARY - 2.3%
Media - 1.2%
2,000,000	BBB+	Time Warner Inc., 6.875% due 6/15/18	2,266,840
2,000,000	BBB+	Walt Disney Co., Notes, 6.750% due 3/30/06	2,052,018

			4,318,858

Motorcycle Manufacturers - 0.3%
1,025,000	AAA	Harley-Davidson Motorcycle Trust, ABS, 2.690% due 4/15/11	1,008,272

Specialty Retail - 0.8%
3,000,000	AA	Home Depot Inc., Sr. Notes, 3.750% due 9/15/09	2,938,953

		TOTAL CONSUMER DISCRETIONARY	8,266,083

See Notes to Schedule of Investments.

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	RATING(b)	SECURITY	VALUE
FINANCIALS - 6.5%
Diversified Financials - 5.9%
$2,000,000	A+	American Express Centurion Bank, Notes, 3.070% due 7/19/07 (c)	$2,003,384
2,000,000	A	Countrywide Home Loans, Inc., Guaranteed Notes, 5.500% due 8/1/06	2,036,062
3,000,000	BBB-	Ford Motor Credit Corp., Notes, 5.625% due 10/1/08	2,831,727
2,000,000	A	Household Finance Corp., Notes, 4.125% due 12/15/08	1,978,598
2,000,000	A+	JP Morgan Chase & Co., Sr. Notes, 5.250% due 5/30/07	2,044,452
2,000,000	A+	Merrill Lynch & Co., Series C, Medium-Term Notes, 5.000% due 1/15/15	2,006,718
2,000,000	A+	Morgan Stanley, Series F, Sr. Medium-Term Notes, 3.275% due 1/18/08 (c)	2,000,492
2,000,000	BBB-	Sprint Capital Corp., Guaranteed Notes, 6.125% due 11/15/08	2,103,568
2,000,000	BBB+	Telecom Italia Capital SA, Guaranteed Notes, 4.950% due 9/30/14 (d)	1,951,756
2,000,000	A+	Unilever Capital Corp., Notes, 7.125% due 11/1/10	2,261,860

			21,218,617

Insurance - 0.6%
2,000,000	AAA	Berkshire Hathaway Inc., Sr. Notes, 4.850% due 1/15/15 (d)	1,989,264

		TOTAL FINANCIALS	23,207,881

INDUSTRIALS - 0.8%
Airlines - 0.1%
217,903	A+	Southwest Airlines Co., Pass-Through Certificates, Series A3, 8.700% due 7/1/11	241,490

Road & Rail - 0.7%
2,000,000	BBB	Norfolk Southern Corp., Sr. Notes, 7.250% due 2/15/31	2,455,696

		TOTAL INDUSTRIALS	2,697,186

INFORMATION TECHNOLOGY - 0.6%
Computers & Peripherals - 0.6%
2,000,000	A+	International Business Machines Corp., Medium-Term Notes, 4.750% due 11/29/12	2,007,756

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
2,000,000	A+	Verizon New England, Inc., Sr. Notes, 6.500% due 9/15/11	2,164,142

		TOTAL CORPORATE BONDS AND NOTES
		(Cost - $38,468,839)	38,343,048

MORTGAGE-BACKED SECURITIES - 4.4%
		Federal Home Loan Bank:
2,602,503		5.000% due 3/1/19	2,624,999
2,888,608		4.458% due 12/1/34	2,877,330
		Federal National Mortgage Association:
1,237,873		5.500% due 9/1/18	1,268,588
2,000,000		3.500% due 1/25/25	1,964,353
460		6.500% due 3/1/29	480
3,060,188		5.500% due 1/1/33	3,096,075
1,942,160		5.000% due 10/1/34	1,925,122
1,983,201		4.110% due 2/1/35	1,966,896

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost - $15,796,804)	15,723,843

See Notes to Schedule of Investments.

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 3.1%
$10,997,000

Interest in $485,347,000 joint tri-party repurchase agreement dated 4/29/05 with Morgan Stanley, 2.950% due 5/2/05; Proceeds at maturity - $10,999,703; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 7/22/05 to 3/3/25; Market value - $11,298,569)

	(Cost - $10,997,000)	$10,997,000

	TOTAL INVESTMENTS - 99.9% (Cost - $289,659,237*)	356,526,418
	Other Assets in Excess of Liabilities - 0.1%	241,640

	TOTAL NET ASSETS - 100.0%	$356,768,058

(a)	Non-income producing security.

(b)	All ratings are by Standard & Poor’s Ratings Service.

(c)	Variable interest rate - subject to periodic change.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Trustees.

*	Aggregate cost for federal income tax purposes is substantially the same.

See page 7 for definitions of ratings.

Abbreviations used in this schedule:

ABS - Asset-Backed Security

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB” and “B” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lowest degree of speculation than “B”, “CCC” and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C — Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

D — Bond rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Social Awareness Fund (“Fund”), a separate diversified investment fund of Smith Barney Equity Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationship between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$73,915,556
Gross unrealized depreciation	(7,048,375)

Net unrealized appreciation	$66,867,181

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Equity Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	June 28, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date:	June 28, 2005